Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
Dec. 31, 2023
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2023		31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	76,579	(1,088)	73,717	(1,103)
Loans and advances to banks at amortised cost	14,372	(1)	17,152	(43)
Other financial assets measured at amortised cost	273,728	(70)	269,815	(137)
– cash and balances at central banks	110,618	—	131,434	(1)
– items in the course of collection from other banks	2,114	—	2,285	—
– reverse repurchase agreements – non trading	73,494	—	53,949	—
– financial investments	8,861	—	3,248	—
– prepayments, accrued income and other assets[2]	56,845	(6)	55,694	(3)
– assets held for sale[6]	21,796	(64)	23,205	(133)
Total gross carrying amount on-balance sheet	364,679	(1,159)	360,684	(1,283)
Loans and other credit-related commitments	125,616	(42)	126,457	(67)
Financial guarantees[3]	2,401	(16)	5,327	(20)
Total nominal amount off-balance sheet[4]	128,017	(58)	131,784	(87)
	492,696	(1,217)	492,468	(1,370)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	37,427	(23)	29,248	(24)

1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 116 includes both financial and non-financial assets, including cash collateral and settlement accounts.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.
6    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 58.

Maximum exposure to credit risk
(Audited)	2023			2022
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	75,491	(9,322)	66,169	72,614	(8,149)	64,465
– personal	12,923	—	12,923	5,958	(1)	5,957
– corporate and commercial	49,943	(8,570)	41,373	54,067	(7,269)	46,798
– non-bank financial institutions	12,625	(752)	11,873	12,589	(879)	11,710
Loans and advances to banks at amortised cost	14,371	(6)	14,365	17,109	(145)	16,964
Other financial assets held at amortised cost	272,558	(15,283)	257,275	268,083	(10,882)	257,201
– cash and balances at central banks	110,618	—	110,618	131,433	—	131,433
– items in the course of collection from other banks	2,114	—	2,114	2,285	—	2,285
– reverse repurchase agreements – non trading	73,494	(15,283)	58,211	53,949	(10,882)	43,067
– financial investments	8,861	—	8,861	3,248	—	3,248
– assets held for sale	20,368	—	20,368	21,214	—	21,214
– prepayments, accrued income and other assets	57,103	—	57,103	55,954	—	55,954
Derivatives	174,116	(173,718)	398	225,238	(224,444)	794
Total on-balance sheet exposure to credit risk	536,536	(198,329)	338,207	583,044	(243,620)	339,424
Total off-balance sheet	153,695	—	153,695	150,270	—	150,270
– financial and other guarantees[1]	21,908	—	21,908	22,425	—	22,425
– loan and other credit-related commitments	131,787	—	131,787	127,845	—	127,845
At 31 Dec	690,231	(198,329)	491,902	733,314	(243,620)	489,694
1    ‘Financial and other guarantees’ represents 'Financial guarantees' and 'Performance and other guarantees' as disclosed in Note 31, net of ECL.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2023	2022
	£m	£m
Unamortised balance at 1 Jan	64	64
Deferral on new transactions	103	110
Recognised in the income statement during the year:	(113)	(111)
– amortisation	(60)	(59)
– subsequent to unobservable inputs becoming observable	(6)	—
– maturity, termination or offsetting derivative	(47)	(52)
– risk hedged	—	—
Exchange differences and other	—	1
Unamortised balance at 31 Dec[1]	54	64
1This amount is yet to be recognised in the consolidated income statement.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	66,356	7,881	2,310	32	76,579	(75)	(125)	(882)	(6)	(1,088)	0.1	1.6	38.2	18.8	1.4
– personal	11,447	1,370	214	—	13,031	(20)	(17)	(71)	—	(108)	0.2	1.2	33.2	—	0.8
– corporate and commercial	42,982	5,981	1,773	32	50,768	(48)	(98)	(673)	(6)	(825)	0.1	1.6	38.0	18.8	1.6
– non-bank financial institutions	11,927	530	323	—	12,780	(7)	(10)	(138)	—	(155)	0.1	1.9	42.7	—	1.2
Loans and advances to banks at amortised cost	14,256	116	—	—	14,372	(1)	—	—	—	(1)	—	—	—	—	—
Other financial assets measured at amortised cost	272,557	989	182	—	273,728	(5)	(8)	(57)	—	(70)	—	0.8	31.3	—	—
Loan and other credit-related commitments	118,242	7,197	174	3	125,616	(13)	(21)	(8)	—	(42)	—	0.3	4.6	—	—
– personal	1,246	27	3	—	1,276	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	58,225	4,815	155	3	63,198	(11)	(17)	(7)	—	(35)	—	0.4	4.5	—	0.1
– financial	58,771	2,355	16	—	61,142	(2)	(4)	(1)	—	(7)	—	0.2	6.3	—	—
Financial guarantees[1]	2,078	251	72	—	2,401	(2)	(1)	(13)	—	(16)	0.1	0.4	18.1	—	0.7
– personal	32	2	—	—	34	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,057	68	71	—	1,196	(1)	(1)	(13)	—	(15)	0.1	1.5	18.3	—	1.3
– financial	989	181	1	—	1,171	(1)	—	—	—	(1)	0.1	—	—	—	0.1
At 31 Dec 2023	473,489	16,434	2,738	35	492,696	(96)	(155)	(960)	(6)	(1,217)	—	0.9	35.1	17.1	0.2
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2022 (continued)
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	63,673	7,817	2,224	3	73,717	(51)	(145)	(907)	—	(1,103)	0.1	1.9	40.8	—	1.5
– personal	5,293	615	105	—	6,013	(9)	(15)	(31)	—	(55)	0.2	2.4	29.5	—	0.9
– corporate and commercial	46,671	6,479	1,851	3	55,004	(40)	(123)	(774)	—	(937)	0.1	1.9	41.8	—	1.7
– non-bank financial institutions	11,709	723	268	—	12,700	(2)	(7)	(102)	—	(111)	—	1.0	38.1	—	0.9
Loans and advances to banks at amortised cost	16,673	414	65	—	17,152	(6)	(21)	(16)	—	(43)	—	5.1	24.6	—	0.3
Other financial assets measured at amortised cost	267,830	1,662	323	—	269,815	(14)	(17)	(106)	—	(137)	—	1.0	32.8	—	0.1
Loan and other credit-related commitments	116,994	9,300	163	—	126,457	(13)	(32)	(22)	—	(67)	—	0.3	13.5	—	0.1
– personal	2,004	107	5	—	2,116	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	60,659	7,625	157	—	68,441	(12)	(28)	(22)	—	(62)	—	0.4	14.0	—	0.1
– financial	54,331	1,568	1	—	55,900	(1)	(4)	—	—	(5)	—	0.3	—	—	—
Financial guarantees[1]	4,715	528	84	—	5,327	(1)	(2)	(17)	—	(20)	—	0.4	20.2	—	0.4
– personal	20	2	1	—	23	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	2,946	387	82	—	3,415	(1)	(1)	(17)	—	(19)	—	0.3	20.7	—	0.6
– financial	1,749	139	1	—	1,889	—	(1)	—	—	(1)	—	0.7	—	—	0.1
At 31 Dec 2022	469,885	19,721	2,859	3	492,468	(85)	(217)	(1,068)	—	(1,370)	—	1.1	37.4	—	0.3
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

Loans and advances to customers and banks measured at amortised cost
(Audited)
	Total gross loans and advances	Impairment allowances on loans and advances
	£m	£m
As reported	90,951	(1,089)
Reported in ‘Assets held for sale’	21,512	(64)
At 31 Dec 2023	112,463	(1,153)
As reported	90,869	(1,146)
Reported in ‘Assets held for sale’	21,325	(131)
At 31 Dec 2022	112,194	(1,277)

Gross loans and impairment allowances on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	Retail banking operations in France	Other[1]	Total
Gross Loans	£m	£m	£m
Loans and advances to customers at amortised cost:	13,319	90	13,409
Personal	10,916	—	10,916
Corporate and Commercial	2,362	—	2,362
Non-bank financial institutions	41	90	131
Loans and advances to banks at amortised cost	8,103	—	8,103
At 31 Dec 2023	21,422	90	21,512
Impairment allowance
Loans and advances to customers at amortised cost:	(64)	—	(64)
Personal	(61)	—	(61)
Corporate and Commercial	(3)	—	(3)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	—	—
At 31 Dec 2023	(64)	—	(64)

Loans and advances to customers at amortised cost:	20,852	342	21,194
Personal	18,835	253	19,088
Corporate and Commercial	1,975	89	2,064
Non-bank financial institutions	42	—	42
Loans and advances to banks at amortised cost	—	131	131
At 31 Dec 2022	20,852	473	21,325
Impairment allowance
Loans and advances to customers at amortised cost:	(76)	(51)	(127)
Personal	(73)	(38)	(111)
Corporate and Commercial	(3)	(13)	(16)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	(4)	(4)
At 31 Dec 2022	(76)	(55)	(131)
1    2023 balances comprising assets held for sale relating to the planned transfer of hedge fund administration services.
The table below analyses the amount of ECL charges arising from assets held for sale and assets not held for sale. The charges arising from assets held for sale during the period primarily relate to the retail banking operations in France.

Changes in expected credit losses and other credit impairment
(Audited)
	2023	2022
	£m	£m
ECL charges arising from:
– Asset held for sale	5	4
– Asset not held for sale	164	218
At 31 Dec	169	222

Disclosure of financial assets that are either past due or impaired

Stage 2 days past due analysis at 31 December 2023
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost:	7,881	234	298	(125)	(4)	(1)	1.6	1.7	0.3
– personal	1,370	183	87	(17)	(3)	(1)	1.2	1.6	1.1
– corporate and commercial	5,981	51	207	(98)	(1)	—	1.6	2.0	—
– non-bank financial institutions	530	—	4	(10)	—	—	1.9	—	—
Loans and advances to banks at amortised cost	116	—	10	—	—	—	—	—	—
Other financial assets measured at amortised cost	989	14	9	(8)	—	—	0.8	—	—
1    Up-to-date accounts in stage 2 are not shown in amounts presented above.
2    The days past due amounts presented above are on a contractual basis.

Stage 2 days past due analysis at 31 December 2022 (continued)
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	7,817	93	331	(145)	(2)	(2)	1.9	2.2	0.6
– personal	615	43	9	(15)	(2)	(1)	2.4	4.7	11.1
– corporate and commercial	6,479	50	296	(123)	—	(1)	1.9	0.0	0.3
– non-bank financial institutions	723	—	26	(7)	—	—	1.0	—	—
Loans and advances to banks at amortised cost	414	—	8	(21)	—	—	5.1	—	—
Other financial assets measured at amortised cost	1,662	25	12	(17)	—	(2)	1.0	—	16.7
1    Up-to-date accounts in stage 2 are not shown in amounts presented above.
2    The days past due amounts presented above are on a contractual basis

Management judgemental adjustments to ECL at 31 December 2023[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Banks, sovereigns, government entities and low-risk counterparties	(14)	(13)	(27)
Corporate lending adjustments	—	(36)	(36)
Retail lending Inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	7	—	7
Other retail lending adjustments	2	—	2
Total	3	(49)	(46)

Management judgemental adjustments to ECL at 31 December 2022
	Retail	Wholesale[2]	Total
	£m	£m	£m
Banks, sovereigns, government entities and low-risk counterparties	(16)	(2)	(18)
Corporate lending adjustments	—	(100)	(100)
Retail lending Inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	3	—	3
Other retail lending adjustments	7	—	7
Total	2	(102)	(100)
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2    The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).

Distribution of financial instruments by credit quality at 31 December 2023
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– personal	8,702	2,612	1,388	115	214	13,031	(108)	12,923
– corporate and commercial	18,044	12,815	14,876	3,228	1,805	50,768	(825)	49,943
– non-bank financial institutions	5,821	3,207	3,363	66	323	12,780	(155)	12,625
Loans and advances to banks held at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
Cash and balances at central banks	110,570	—	48	—	—	110,618	—	110,618
Items in the course of collection from other banks	2,109	5	—	—	—	2,114	—	2,114
Reverse repurchase agreements – non-trading	57,144	13,183	3,128	39	—	73,494	—	73,494
Financial investments	8,840	—	21	—	—	8,861	—	8,861
Assets held for sale	19,461	1,232	852	95	156	21,796	(64)	21,732
Other assets	54,903	647	1,225	44	26	56,845	(6)	56,839
– endorsements and acceptances	224	6	20	—	—	250	—	250
– accrued income and other	54,679	641	1,205	44	26	56,595	(6)	56,589
Debt instruments measured at fair value through other comprehensive income[1]	35,513	2,241	760	82	—	38,596	(23)	38,573
Out-of-scope for IFRS 9
Trading assets	34,923	8,555	6,378	820	—	50,676	—	50,676
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,439	965	1,536	5	—	4,945	—	4,945
Derivatives	155,106	15,499	3,457	46	8	174,116	—	174,116
Assets held for sale	101	—	—	—	—	101	—	101
Total gross carrying amount on balance sheet	526,923	61,376	37,742	4,540	2,532	633,113	(1,182)	631,931
Percentage of total credit quality (%)	83	10	6	1	0	100
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
In-scope: Irrevocable loan commitments and financial guarantees	85,177	27,568	13,515	1,508	249	128,017	(58)	127,959
Loans and other credit-related commitments	3,269	2,091	806	42	5	6,213	—	6,213
Performance and other guarantees	9,582	5,357	3,917	484	208	19,548	(25)	19,523
Out-of-scope: Revocable loan commitments and non-financial guarantees	12,851	7,448	4,723	526	213	25,761	(25)	25,736
1    For the purposes of this disclosure gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2022 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	27,997	19,618	19,612	4,263	2,227	73,717	(1,103)	72,614
– personal	2,019	2,928	858	103	105	6,013	(55)	5,958
– corporate and commercial	19,352	13,393	16,496	3,910	1,853	55,004	(937)	54,067
– non-bank financial institutions	6,626	3,297	2,258	250	269	12,700	(111)	12,589
Loans and advances to banks held at amortised cost	14,637	790	1,634	26	65	17,152	(43)	17,109
Cash and balances at central banks	131,379	—	55	—	—	131,434	(1)	131,433
Items in the course of collection from other banks	2,281	—	4	—	—	2,285	—	2,285
Reverse repurchase agreements – non-trading	43,777	7,953	2,219	—	—	53,949	—	53,949
Financial investments	3,028	—	220	—	—	3,248	—	3,248
Assets held for sale	19,419	1,598	1,773	124	291	23,205	(133)	23,072
Other assets	53,967	708	948	39	32	55,694	(3)	55,691
– endorsements and acceptances	208	4	25	—	6	243	—	243
– accrued income and other	53,759	704	923	39	26	55,451	(3)	55,448
Debt instruments measured at fair value through other comprehensive income[1]	28,248	2,471	626	105	—	31,450	(24)	31,426
Out-of-scope for IFRS 9
Trading assets	26,961	4,323	9,966	298	—	41,548	—	41,548
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,945	331	669	1	—	2,946	—	2,946
Derivatives	199,167	21,128	4,886	29	28	225,238	—	225,238
Assets held for sale	107	—	—	—	—	107	—	107
Total gross carrying amount on balance sheet	552,913	58,920	42,612	4,885	2,643	661,973	(1,307)	660,666
Percentage of total credit quality (%)	84	9	6	1	—	100
Loans and other credit-related commitments	82,801	23,578	17,523	2,392	163	126,457	(67)	126,390
Financial guarantees	2,924	1,171	995	153	84	5,327	(20)	5,307
In-scope: Irrevocable loan commitments and financial guarantees	85,725	24,749	18,518	2,545	247	131,784	(87)	131,697
Loans and other credit-related commitments	1,168	183	90	14	1	1,456	—	1,456
Performance and other guarantees	9,791	3,583	3,074	599	89	17,136	(18)	17,118
Out-of-scope: Revocable loan commitments and non-financial guarantees	10,959	3,766	3,164	613	90	18,592	(18)	18,574
1    For the purposes of this disclosure gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– stage 1	31,644	17,295	16,071	1,346	—	66,356	(75)	66,281
– stage 2	923	1,339	3,556	2,063	—	7,881	(125)	7,756
– stage 3	—	—	—	—	2,310	2,310	(882)	1,428
– POCI	—	—	—	—	32	32	(6)	26
Loans and advances to banks at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
– stage 1	13,220	414	622	—	—	14,256	(1)	14,255
– stage 2	27	1	88	—	—	116	—	116
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,027	15,067	5,274	178	182	273,728	(70)	273,658
– stage 1	252,841	14,788	4,843	85	—	272,557	(5)	272,552
– stage 2	186	279	431	93	—	989	(8)	981
– stage 3	—	—	—	—	182	182	(57)	125
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
– stage 1	81,341	25,083	10,962	856	—	118,242	(13)	118,229
– stage 2	2,566	1,955	2,050	626	—	7,197	(21)	7,176
– stage 3	—	—	—	—	174	174	(8)	166
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
– stage 1	1,269	483	322	4	—	2,078	(2)	2,076
– stage 2	1	47	181	22	—	251	(1)	250
– stage 3	—	—	—	—	72	72	(13)	59
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	384,018	61,684	39,126	5,095	2,773	492,696	(1,217)	491,479
Debt instruments at FVOCI[1]
– stage 1	35,473	2,241	722	—	—	38,436	(9)	38,427
– stage 2	40	—	38	82	—	160	(14)	146
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	35,513	2,241	760	82	—	38,596	(23)	38,573

Loans and advances to customers at amortised cost	27,997	19,618	19,612	4,263	2,227	73,717	(1,103)	72,614
– stage 1	27,183	18,885	16,313	1,292	—	63,673	(51)	63,622
– stage 2	814	733	3,299	2,971	—	7,817	(145)	7,672
– stage 3	—	—	—	—	2,224	2,224	(907)	1,317
– POCI	—	—	—	—	3	3	—	3
Loans and advances to banks at amortised cost	14,637	790	1,634	26	65	17,152	(43)	17,109
– stage 1	14,502	565	1,605	1	—	16,673	(6)	16,667
– stage 2	135	225	29	25	—	414	(21)	393
– stage 3	—	—	—	—	65	65	(16)	49
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,851	10,259	5,219	163	323	269,815	(137)	269,678
– stage 1	253,572	9,893	4,324	41	—	267,830	(14)	267,816
– stage 2	279	366	895	122	—	1,662	(17)	1,645
– stage 3	—	—	—	—	323	323	(106)	217
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	82,801	23,578	17,523	2,392	163	126,457	(67)	126,390
– stage 1	79,931	21,530	14,570	963	—	116,994	(13)	116,981
– stage 2	2,870	2,048	2,953	1,429	—	9,300	(32)	9,268
– stage 3	—	—	—	—	163	163	(22)	141
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	2,924	1,171	995	153	84	5,327	(20)	5,307
– stage 1	2,895	1,058	727	35	—	4,715	(1)	4,714
– stage 2	29	113	268	118	—	528	(2)	526
– stage 3	—	—	—	—	84	84	(17)	67
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	382,210	55,416	44,983	6,997	2,862	492,468	(1,370)	491,098
Debt instruments at FVOCI[1]
– stage 1	28,047	2,384	547	—	—	30,978	(10)	30,968
– stage 2	201	87	79	105	—	472	(14)	458
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	28,248	2,471	626	105	—	31,450	(24)	31,426
1 For the purposes of this disclosure gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of macroeconomic variables and probabilities

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	France
GDP (annual average growth rate, %)
2024	0.3	0.8
2025	1.2	1.5
2026	1.7	1.6
2027	1.6	1.5
2028	1.6	1.5
5-year average[1]	1.3	1.4
Unemployment rate (%)
2024	4.7	7.5
2025	4.6	7.3
2026	4.3	7.0
2027	4.2	6.8
2028	4.2	6.8
5-year average[1]	4.4	7.1
House prices (annual average growth rate, %)
2024	(5.5)	(1.0)
2025	0.1	2.4
2026	3.5	4.0
2027	3.0	4.4
2028	3.0	4.0
5-year average[1]	0.8	2.8
Inflation (annual average growth rate, %)
2024	3.2	2.7
2025	2.2	1.8
2026	2.2	1.7
2027	2.3	1.9
2028	2.3	2.1
5-year average[1]	2.4	2.0
Central bank policy rate (annual average, %)
2024	5.0	3.6
2025	4.3	2.8
2026	3.9	2.6
2027	3.8	2.6
2028	3.7	2.7
5-year average[1]	4.1	2.9
1 The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.

Consensus Central scenario 2023–2027 (as at 4Q22)
	UK	France
GDP (annual average growth rate, %)
2023	(0.8)	0.2
2024	1.3	1.6
2025	1.7	1.5
2026	1.7	1.4
2027	1.7	1.4
5-year average[1]	1.1	1.2
Unemployment rate (%)
2023	4.4	7.6
2024	4.6	7.5
2025	4.3	7.3
2026	4.1	7.2
2027	4.1	7.2
5-year average[1]	4.3	7.3
House prices (annual average growth rate, %)
2023	0.2	1.8
2024	(3.8)	2.0
2025	0.7	3.1
2026	2.1	3.5
2027	2.7	3.6
5-year average[1]	0.4	2.8
Inflation (annual average growth rate, %)
2023	6.9	4.6
2024	2.5	2.0
2025	2.1	1.8
2026	2.0	1.7
2027	2.0	1.7
5-year average[1]	3.1	2.4
Central bank policy rate (annual average, %)
2023	4.4	2.7
2024	4.2	2.7
2025	3.7	2.4
2026	3.4	2.3
2027	3.1	2.3
5-year average[1]	3.8	2.5
1 The five-year average is calculated over a projected period of 20 quarters from 1Q23 to 4Q27.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	10.4	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	6.2	(4Q25)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	19.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.5	(3Q24)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	2.6	(2Q26)
1    Cumulative change to the highest level of the series during the 20-quarter projection.
2    Lowest projected unemployment or policy interest rate in the scenario.
3    Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2023-2027 (as at 4Q22)
	UK		France
GDP level (%, start-to-peak)[1]	14.6	(4Q27)	10.2	(4Q27)
Unemployment rate (%, min)[2]	3.5	(4Q23)	6.5	(4Q24)
House price index (%, start-to-peak)[1]	7.8	(4Q27)	17	(4Q27)
Inflation rate (YoY % change, min)[3]	0.7	(1Q24)	0.8	(4Q23)
Central bank policy rate (%, min)[2]	3.1	(4Q27)	2.3	(3Q26)
1    Cumulative change to the highest level of the series during the 20-quarter projection.
2    Lowest projected unemployment or policy interest rate in the scenario.
3    Lowest projected year-on-year percentage change in inflation in the scenario.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(0.3)	(2Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	8.5	(4Q24)
House price index (%, start-to-trough)[1]	(12.0)	(2Q25)	(1.2)	(3Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.8	(2Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	4.2	(1Q24)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2    The highest projected unemployment or policy interest rate in the scenario.
3    The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2023-2027 (as at 4Q22)
	UK		France
GDP level (%, start-to-trough)[1]	(3.0)	(1Q25)	(0.9)	(2Q23)
Unemployment rate (%, max)[2]	5.8	(2Q24)	8.8	(4Q23)
House price index (%, start-to-trough)[1]	(15.0)	(4Q24)	(0.7)	(3Q23)
Inflation rate (YoY % change, max)[3]	10.8	(1Q23)	7.2	(1Q23)
Central bank policy rate (%, max)[2]	5.1	(3Q23)	3.4	(4Q23)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2    The highest projected unemployment or policy interest rate in the scenario.
3    The highest projected year-on-year percentage change in inflation in the scenario.
The following tables describe key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(6.6)	(1Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	10.2	(4Q25)
House price index (%, start-to-trough)[1]	(30.2)	(4Q25)	(14.5)	(2Q26)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	8.6	(2Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	5.2	(1Q24)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2     The highest projected unemployment or policy interest rate in the scenario.
3     The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2023-2027 (as at 4Q22)
	UK		France
GDP level (%, start-to-trough)[1]	(7.5)	(2Q24)	(7.4)	(2Q24)
Unemployment rate (%, max)[2]	8.7	(2Q24)	10.3	(4Q24)
House price index (%, start-to-trough)[1]	(32.9)	(1Q25)	(11.4)	(2Q25)
Inflation rate (YoY % change, max)[3]	13.5	(2Q23)	10.4	(2Q23)
Central bank policy rate (%, max)[2]	5.6	(4Q23)	4.1	(4Q23)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2     The highest projected unemployment or policy interest rate in the scenario.
3     The highest projected year-on-year percentage change in inflation in the scenario.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in UK and France.
UK
France
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	France
4Q23
Upside scenario	10	10	10
Central scenario	75	75	75
Downside scenario	10	10	10
Downside 2 scenario	5	5	5

4Q22
Upside scenario	10	5	5
Central scenario	75	60	60
Downside scenario	10	25	25
Downside 2 scenario	5	10	10

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	UK	France
	£m	£m
At 31 December 2023
Reported allowance for ECL	67	78
Consensus Central scenario allowance for ECL	55	81
Consensus Upside scenario allowance for ECL	38	72
Consensus Downside scenario allowance for ECL	87	99
Downside 2 scenario allowance for ECL	276	112
Reported gross carrying amount[2]	144,215	142,389

IFRS 9 ECL sensitivity to future economic conditions
	UK	France
	£m	£m
At 31 December 2022
Reported allowance for ECL	84	94
Consensus Central scenario allowance for ECL	64	87
Consensus Upside scenario allowance for ECL	51	77
Consensus Downside scenario allowance for ECL	91	104
Downside 2 scenario allowance for ECL	271	124
Reported gross carrying amount[2]	143,037	148,417
1    Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 75.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France[2]
	£m	£m
At 31 December 2023
Reported allowance for ECL	2	74
Consensus Central scenario allowance for ECL	2	74
Consensus Upside scenario allowance for ECL	2	72
Consensus Downside scenario allowance for ECL	3	75
Downside 2 scenario allowance for ECL	4	78
Reported gross carrying amount	1,925	17,187

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France[2]
	£m	£m
At 31 December 2022
Reported allowance for ECL	7	87
Consensus Central scenario allowance for ECL	6	86
Consensus Upside scenario allowance for ECL	6	84
Consensus Downside scenario allowance for ECL	7	88
Downside 2 scenario allowance for ECL	12	92
Reported gross carrying amount	2,037	18,987
1    Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2 Includes balances and allowance for ECL which have been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet at 31 December 2023. This also includes any balances and allowance for ECL which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
Transfers of financial instruments	690	(56)	(1,336)	89	646	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(14,106)	11	14,106	(11)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	15,023	(66)	(15,023)	66	—	—	—	—	—	—
– transfers to stage 3	(247)	—	(551)	39	798	(39)	—	—	—	—
– transfers from stage 3	20	(1)	132	(5)	(152)	6	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	48	—	(26)	—	—	—	—	—	22
Net new and further lending/repayments	4,626	(1)	(1,916)	22	(442)	125	33	—	2,301	146
Changes to risk parameters – credit quality	—	(1)	—	(28)	—	(305)	—	(6)	—	(340)
Changes to model used for ECL calculation	—	(3)	—	18	—	—	—	—	—	15
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(2,398)	2	(231)	2	(49)	17	—	—	(2,678)	21
Others[2]	(9,061)	(9)	869	(24)	207	(66)	(1)	—	(7,986)	(99)
At 31 Dec 2023	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
ECL income statement change for the period		43		(14)		(180)		(6)		(157)
Recoveries										5
Others										(12)
Total ECL income statement change for the period										(164)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL (charge)/release
	£m	£m	£m
As above	180,264	(1,147)	(164)
Other financial assets measured at amortised cost	273,728	(70)	—
Non-trading reverse purchase agreement commitments	38,704	—	—
Performance and other guarantees not considered for IFRS 9			(7)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,696	(1,217)	(171)
Debt instruments measured at FVOCI	37,427	(23)	2
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,240)	(169)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(1.64)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
Transfers of financial instruments:	(14,449)	(26)	13,625	59	824	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(25,027)	15	25,027	(15)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,847	(42)	(10,847)	42	—	—	—	—	—	—
– transfers to stage 3	(340)	2	(600)	35	940	(37)	—	—	—	—
– transfers from stage 3	71	(1)	45	(3)	(116)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(24)	—	(10)	—	—	—	(5)
Net new and further lending/repayments	9,912	7	(11,270)	29	(703)	90	1	—	(2,060)	126
Changes to risk parameters – credit quality	—	32	—	(101)	—	(318)	—	2	—	(385)
Changes to model used for ECL calculation	—	4	—	10	—	—	—	—	—	14
Assets written off	—	—	—	—	(165)	165	—	—	(165)	165
Credit related modifications that resulted in derecognition	—	—	—	—	(1)	1	—	—	(1)	1
Foreign exchange	5,764	(3)	744	(11)	88	(34)	—	—	6,596	(48)
Others[2,3]	(12,468)	4	(2,511)	26	(286)	100	—	—	(15,265)	130
At 31 Dec 2022	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
ECL Income statement change for the period		72		(86)		(238)		2		(250)
Recoveries										2
Others										28
Total ECL income statement change for the period										(220)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL	ECL (charge)/ release
	£m	£m	£m
As above	188,969	(1,233)	(220)
Other financial assets measured at amortised cost	269,815	(137)	(3)
Non-trading reverse purchase agreement commitments	33,684	—	—
Performance and other guarantees not considered for IFRS 9			6
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,468	(1,370)	(217)
Debt instruments measured at FVOCI	29,248	(24)	(5)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,394)	(222)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2022, these amounted to £4bn and were classified as stage 1 with no ECL.
3 Total includes £21bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £131m reflecting business disposals as disclosed in Note 35 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 179.

Reconciliation of changes in gross carrying amount and allowances for loans and advances to banks and customers
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	80,347	(55)	8,230	(166)	2,289	(922)	3	—	90,869	(1,143)
Transfers of financial instruments	(98)	(42)	(500)	78	598	(36)	—	—	—	—
– transfers from stage 1 to stage 2	(7,192)	10	7,192	(10)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	7,301	(51)	(7,301)	51	—	—	—	—	—	—
– transfers to stage 3	(226)	—	(465)	39	691	(39)	—	—	—	—
– transfers from stage 3	19	(1)	74	(2)	(93)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	36	—	(22)	—	—	—	—	—	14
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—	—	—
Net new and further lending/repayments	3,230	(9)	(923)	15	(401)	94	30	—	1,936	100
Changes to risk parameters - credit quality	—	1	—	(10)	—	(289)	—	(6)	—	(304)
Changes to models used for ECL calculation	—	2	—	4	—	—	—	—	—	6
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit-related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(1,264)	1	(148)	1	(48)	17	—	—	(1,460)	19
Others[1]	(1,603)	(10)	1,338	(25)	214	(67)	(1)	—	(52)	(102)
At 31 Dec 2023	80,612	(76)	7,997	(125)	2,310	(882)	32	(6)	90,951	(1,089)
ECL income statement change for the period	—	30	—	(13)	—	(195)	—	(6)	—	(184)
Recoveries										5
Others										(20)
Total ECL income statement change for the period										(199)
1    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(1.17)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in nominal amount and allowances for loan commitments and financial guarantees[1]
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	88,024	(16)	9,829	(34)	247	(40)	—	—	98,100	(90)
Transfers of financial instruments	788	(14)	(836)	11	48	3	—	—	—	—
– transfers from stage 1 to stage 2	(6,914)	1	6,914	(1)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	7,722	(15)	(7,722)	15	—	—	—	—	—	—
– transfers to stage 3	(21)	—	(86)	—	107	—	—	—	—	—
– transfers from stage 3	1	—	58	(3)	(59)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	12	—	(4)	—	—	—	—	—	8
Net new and further lending/repayments	1,396	8	(993)	7	(41)	31	3	—	365	46
Changes to risk parameters - credit quality	—	(2)	—	(18)	—	(16)	—	—	—	(36)
Changes to models used for ECL calculation	—	(5)	—	14	—	—	—	—	—	9
Assets written off	—	—	—	—	—	—	—	—	—	—
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(1,134)	1	(83)	1	(1)	—	—	—	(1,218)	2
Others[2]	(7,458)	1	(469)	1	(7)	1	—	—	(7,934)	3
At 31 Dec 2023	81,616	(15)	7,448	(22)	246	(21)	3	—	89,313	(58)
ECL income statement change for the period	—	13	—	(1)	—	15	—	—	—	27
Recoveries										—
Others										8
Total ECL income statement change for the period										35
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(0.47)bn and were classified as stage 1 with no ECL.

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	%	%	%	%	%
Not collateralised	115,898	10,983	1,617	6	128,504	—	1.0	43.8	—	0.7
Fully collateralised by LTV ratio	8,709	908	101	—	9,718	0.1	1.2	23.8	—	0.4
– less than 50%	2,221	342	41	—	2,604	0.2	1.5	24.4	—	0.7
– 51% to 75%	1,830	196	29	—	2,055	0.1	1.0	20.7	—	0.4
– 76% to 90%	336	149	13	—	498	—	0.7	38.5	—	1.2
– 91% to 100%	4,322	221	18	—	4,561	—	1.8	22.2	—	0.2
Partially collateralised (A): LTV > 100%	3,709	821	404	1	4,935	0.1	0.5	12.1	—	1.1
– collateral value on A	2,963	595	135	1	3,694
Total at 31 Dec 2023	128,316	12,712	2,122	7	143,157	—	1.0	36.8	—	0.7
of which: UK
Not collateralised	42,157	5,901	622	—	48,680	—	0.9	38.7	—	0.6
Fully collateralised by LTV ratio	4,464	168	11	—	4,643	—	—	27.3	—	0.1
– less than 50%	654	119	6	—	779	—	—	16.7	—	0.1
– 51% to 75%	1,031	47	3	—	1,081	—	—	—	—	—
– 76% to 90%	33	—	2	—	35	—	—	100.0	—	5.7
– 91% to 100%	2,746	2	—	—	2,748	—	—	—	—	—
Partially collateralised (B): LTV > 100%	229	19	7	—	255	—	—	42.9	—	1.2
– collateral value on B	150	—	2	—	152
Total UK at 31 Dec 2023	46,850	6,088	640	—	53,578	—	0.9	38.6	—	0.6
of which: France
Not collateralised	59,349	2,634	715	6	62,704	—	1.1	53.8	—	0.7
Fully collateralised by LTV ratio	2,110	341	26	—	2,477	0.1	1.2	15.4	—	0.4
– less than 50%	1,047	146	12	—	1,205	0.1	0.7	16.7	—	0.3
– 51% to 75%	614	115	4	—	733	0.2	0.9	25.0	—	0.4
– 76% to 90%	87	19	8	—	114	—	—	12.5	—	0.9
– 91% to 100%	362	61	2	—	425	—	3.3	50.0	—	0.7
Partially collateralised (C): LTV > 100%	3,038	787	390	1	4,216	—	0.4	10.0	—	1.0
– collateral value on C	2,418	583	129	1	3,131
Total France at 31 Dec 2023	64,497	3,762	1,131	7	69,397	—	1.0	37.8	—	0.7
of which: Germany
Not collateralised	8,949	1,603	173	—	10,725	—	1.1	20.8	—	0.5
Fully collateralised by LTV ratio	624	113	12	—	749	—	0.9	25.0	—	0.5
– less than 50%	—	—	—	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—	—	—
– 91% to 100%	624	113	12	—	749	—	0.9	25.0	—	0.5
Partially collateralised (D): LTV > 100%	—	—	—	—	—	—	—	—	—	—
– collateral value on D	—	—	—	—	—
Total Germany at 31 Dec 2023	9,573	1,716	185	—	11,474	—	1.1	21.1	—	0.5

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	%	%	%	%	%
Not collateralised	117,166	13,074	1,795	2	132,037	—	0.9	40.3	—	0.7
Fully collateralised by LTV ratio	10,444	1,132	80	—	11,656	0.1	1.5	26.3	—	0.4
– less than 50%	2,456	515	26	—	2,997	0.2	1.7	23.1	—	0.7
– 51% to 75%	3,321	272	6	—	3,599	0.1	1.5	33.3	—	0.2
– 76% to 90%	354	4	11	—	369	—	—	36.4	—	1.1
– 91% to 100%	4,313	341	37	—	4,691	—	1.2	21.6	—	0.3
Partially collateralised (A): LTV > 100%	4,542	509	172	—	5,223	0.1	1.4	23.8	—	1.0
– collateral value on A	3,664	426	125	—	4,215
Total at 31 Dec 2022	132,152	14,715	2,047	2	148,916	—	1.0	38.4	—	0.7
of which: UK
Not collateralised	46,080	4,219	673	—	50,972	—	0.8	31.2	—	0.5
Fully collateralised by LTV ratio	6,300	327	10	—	6,637	0.1	1.2	10.0	—	0.1
– less than 50%	1,643	224	2	—	1,869	0.2	0.4	—	—	0.2
– 51% to 75%	2,161	84	3	—	2,248	—	3.6	33.3	—	0.2
– 76% to 90%	234	2	2	—	238	—	—	—	—	—
– 91% to 100%	2,262	17	3	—	2,282	—	—	—	—	—
Partially collateralised (B): LTV > 100%	169	23	11	—	203	—	—	27.3	—	1.5
– collateral value on B	77	13	3	—	93
Total UK at 31 Dec 2022	52,549	4,569	694	—	57,812	—	0.8	30.8	—	0.5
of which: France
Not collateralised	53,960	4,581	668	2	59,211	—	1.0	57.9	—	0.8
Fully collateralised by LTV ratio	2,146	239	12	—	2,397	—	1.7	33.3	—	0.3
– less than 50%	491	122	7	—	620	—	0.8	28.6	—	0.6
– 51% to 75%	1,050	69	2	—	1,121	—	1.4	50.0	—	0.2
– 76% to 90%	36	1	1	—	38	—	—	—	—	—
– 91% to 100%	569	47	2	—	618	—	4.3	50.0	—	0.3
Partially collateralised (C): LTV > 100%	3,797	472	159	—	4,428	0.1	1.5	23.3	—	1.0
– collateral value on C	3,128	405	122	—	3,655
Total France at 31 Dec 2022	59,903	5,292	839	2	66,036	—	1.1	51.0	—	0.8
of which: Germany
Not collateralised	11,577	3,269	348	—	15,194	—	0.9	28.7	—	0.9
Fully collateralised by LTV ratio	809	228	24	—	1,061	—	0.9	29.2	—	0.8
– less than 50%	—	—	—	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—	—	—
– 91% to 100%	809	228	24	—	1,061	—	0.9	29.2	—	0.8
Partially collateralised (D): LTV > 100%	—	—	—	—	—	—	—	—	—	—
– collateral value on D	—	—	—	—	—
Total Germany at 31 Dec 2022	12,386	3,497	372	—	16,255	—	0.9	28.8	—	0.9

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	%	%	%	%
Fully collateralised by LTV ratio	5,019	1,011	125	6,155	0.3	1.2	22.4	0.9
– less than 50%	2,320	448	59	2,827	0.2	0.9	15.3	0.6
– 51% to 70%	1,753	352	28	2,133	0.2	1.1	21.4	0.7
– 71% to 80%	594	121	11	726	0.5	1.7	27.3	1.1
– 81% to 90%	271	59	15	345	0.7	1.7	33.3	2.3
– 91% to 100%	81	31	12	124	1.2	3.2	41.7	5.6
Partially collateralised (A): LTV > 100%	77	19	68	164	—	15.8	52.9	23.8
– collateral value on A	33	16	54	103
Total at 31 Dec 2023	5,096	1,030	193	6,319	0.3	1.5	33.2	1.5
of which: UK
Fully collateralised by LTV ratio	1,752	814	10	2,576	—	—	10.0	—
– less than 50%	863	354	9	1,226	—	—	11.1	0.1
– 51% to 70%	559	295	1	855	—	—	—	—
– 71% to 80%	179	96	—	275	—	—	—	—
– 81% to 90%	102	48	—	150	—	—	—	—
– 91% to 100%	49	21	—	70	—	—	—	—
Partially collateralised (B): LTV > 100%	9	1	—	10	—	—	—	—
– collateral value on B	3	1	—	4
Total UK at 31 Dec 2023	1,761	815	10	2,586	—	—	10.0	—
of which: France
Fully collateralised	280	36	6	322	—	—	16.7	0.3
– less than 50%	108	17	5	130	—	—	—	—
– 51% to 70%	126	15	—	141	—	—	—	—
– 71% to 80%	30	3	—	33	—	—	—	—
– 81% to 90%	14	1	—	15	—	—	—	—
– 91% to 100%	2	—	1	3	—	—	100.0	33.3
Partially collateralised (C): LTV > 100%	4	—	14	18	—	—	64.3	50.0
– collateral value on C	4	—	14	18
Total France at 31 Dec 2023	284	36	20	340	—	—	50.0	2.9

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	%	%	%	%
Fully collateralised by LTV ratio	4,340	510	65	4,915	0.1	1.4	16.9	0.5
– less than 50%	2,199	203	46	2,448	0.1	1.5	13.0	0.4
– 51% to 70%	1,482	196	14	1,692	0.4	3.0	42.2	0.5
– 71% to 80%	442	66	3	511	0.2	1.5	33.3	0.6
– 81% to 90%	202	39	1	242	—	—	—	0.4
– 91% to 100%	15	6	1	22	—	—	100.0	4.5
Partially collateralised (A): LTV > 100%	50	1	16	67	—	—	68.8	16.4
– collateral value on A	10	1	—	11
Total at 31 Dec 2022	4,390	511	81	4,982	0.1	1.4	27.2	0.7
of which: UK
Fully collateralised by LTV ratio	2,376	428	10	2,814	—	0.5	10.0	0.1
– less than 50%	1,255	151	9	1,415	—	0.7	11.1	0.1
– 51% to 70%	849	173	1	1,023	0.2	1.1	—	0.2
– 71% to 80%	198	60	—	258	—	—	—	—
– 81% to 90%	63	38	—	101	—	—	—	—
– 91% to 100%	11	6	—	17	—	—	—	—
Partially collateralised (B): LTV > 100%	11	1	—	12	—	—	—	—
– collateral value on B	6	1	—	7
Total UK at 31 Dec 2022	2,387	429	10	2,826	—	0.5	10.0	0.1
of which: France
Fully collateralised	3	—	7	10	—	—	14.3	10.0
– less than 50%	3	—	—	3	—	—	—	—
– 51% to 70%	—	—	6	6	—	—	—	—
– 71% to 80%	—	—	—	—	—	—	—	—
– 81% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	1	1	—	—	100.0	100.0
Partially collateralised (C): LTV > 100%	—	—	16	16	—	—	62.5	62.5
– collateral value on C	—	—	—	—
Total France at 31 Dec 2022	3	—	23	26	—	—	47.8	42.3

Disclosure of value at risk (VaR)
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Balance at 31 Dec 2023	32.0	7.6	(6.8)	32.7
Average	28.8	8.3	(8.1)	29.0
Maximum	40.0	13.3	—	37.4
Minimum	14.5	6.1	—	16.9

Balance at 31 Dec 2022	17.1	7.2	(5.6)	18.6
Average	26.3	6.7	(5.0)	28.0
Maximum	39.7	11.9	—	40.9
Minimum	16.3	4.2	—	17.8
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
(Audited)
	Foreign exchange ('FX') and commodity	Interest rate ('IR')	Equity ('EQ')	Credit Spread ('CS')	Portfolio Diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Balance at 31 Dec 2023	6.2	20.1	11.0	5.2	(17.0)	25.4
Average	11.4	25.8	10.0	9.2	(24.1)	32.3
Maximum	17.2	50.2	14.7	12.7	—	55.4
Minimum	5.6	13.8	7.8	5.2	—	19.0

Balance at 31 Dec 2022	7.5	26.4	13.6	8.6	(24.9)	31.2
Average	10.0	15.3	11.7	13.0	(22.8)	27.2
Maximum	21.5	49.2	17.1	22.9	—	60.0
Minimum	3.3	8.2	6.8	7.0	—	14.2
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec
		2023	2022
Ref*		£m	£m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	1,801	1,217
	– ordinary shares	1,801	1,217
2,3	Retained earnings, accumulated other comprehensive income (and other reserves)[1]	17,886	19,414
5	Minority interests (amount allowed in consolidated CET1)	77	72
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	742	(1,459)
6	Common equity tier 1 capital before regulatory adjustments[1]	20,506	19,244
28	Total regulatory adjustments to common equity tier 1	(1,276)	(833)
29	Common equity tier 1 capital[1]	19,230	18,411
36	Additional tier 1 capital before regulatory adjustments	3,941	3,942
43	Total regulatory adjustments to additional tier 1 capital	(47)	(49)
44	Additional tier 1 capital	3,894	3,893
45	Tier 1 capital[1]	23,124	22,304
51	Tier 2 capital before regulatory adjustments	14,403	13,559
57	Total regulatory adjustments to tier 2 capital	(396)	(449)
58	Tier 2 capital	14,007	13,110
59	Total capital[1]	37,131	35,414
*    The references identify the lines prescribed in the template, that are applicable and where there is a value.
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Disclosure of funding sources and uses

Funding sources and uses for the group
	2023	2022[1]		2023	2022[1]
	£m	£m		£m	£m
Sources			Uses
Customer accounts	222,941	215,948	Loans and advances to customers	75,491	72,614
Deposits by banks	22,943	20,836	Loans and advances to banks	14,371	17,109
Repurchase agreements – non-trading	53,416	32,901	Reverse repurchase agreements – non-trading	73,494	53,949
Debt securities in issue	13,443	7,268	Cash collateral, margin and settlement accounts	52,154	51,858
Cash collateral, margin and settlement accounts	53,094	60,385	Assets held for sale	20,368	21,214
Liabilities of disposal groups held for sale	20,684	24,711	Trading assets	100,696	79,878
Subordinated liabilities	14,920	14,528	– reverse repos	8,510	8,729
Financial liabilities designated at fair value	32,545	27,282	– stock borrowing	8,713	5,627
Insurance contract liabilities	20,595	20,004	– other trading assets	83,473	65,522
Trading liabilities	42,276	41,265	Financial investments	46,368	32,604
– repos	7,929	8,213	Cash and balances with central banks	110,618	131,433
– stock lending	2,190	1,773	Other balance sheet assets	209,410	255,987
– other trading liabilities	32,157	31,279	At 31 Dec	702,970	716,646
Total equity	24,505	23,233
Other balance sheet liabilities	181,608	228,285
At 31 Dec	702,970	716,646
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Additional information about insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life Direct Participating and investment DPF contracts[2]	Life other[3]	Other contracts[4]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	21,284	101	942	1,331	23,658
– trading assets
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,101	78	935	776	14,890
– derivatives	92	—	—	5	97
– financial investments – at amortised cost	218	—	—	14	232
– financial investments at fair value through other comprehensive income	6,947	—	—	452	7,399
– other financial assets[5]	926	23	7	84	1,040
Insurance contract assets	—	41	—	—	41
Reinsurance contract assets	—	145	—	—	145
Other assets and investment properties	748	75	—	82	905
Total assets at 31 Dec 2023	22,032	362	942	1,413	24,749
Liabilities under investment contracts designated at fair value	—	—	1,002	—	1,002
Insurance contract liabilities	20,289	306	—	—	20,595
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	2	2
Other liabilities	—	—	—	1,966	1,966
Total liabilities at 31 Dec 2023	20,289	339	1,002	1,968	23,598
Total equity at 31 Dec 2023	—	—	—	1,151	1,151
Total liabilities and equity at 31 Dec 2023	20,289	339	1,002	3,119	24,749

Financial assets	20,623	93	883	1,156	22,755
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	11,562	85	883	634	13,164
– derivatives	232	—	—	11	243
– financial investments – at amortised cost	298	—	—	20	318
– financial investments at fair value through other comprehensive income	7,497	—	—	394	7,891
– other financial assets[5]	1,034	8	—	97	1,139
Insurance contract assets	—	43	—	—	43
Reinsurance contract assets	—	121	—	—	121
Other assets and investment properties	726	13	—	131	870
Total assets at 31 Dec 2022[1]	21,349	270	883	1,287	23,789
Liabilities under investment contracts designated at fair value	—	—	944	—	944
Insurance contract liabilities	19,719	285	—	—	20,004
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	—	—
Other liabilities	—	—	—	1,837	1,837
Total liabilities at 31 Dec 2022[1]	19,719	318	944	1,837	22,818
Total equity at 31 Dec 2022[1]	—	—	—	971	971
Total liabilities and equity at 31 Dec 2022[1]	19,719	318	944	2,808	23,789
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2    ‘Life direct participating and investment DPF’ contracts are substantially measured under the variable fee approach measurement model.
3    ‘Life other’ contracts are measured under the general measurement model and mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life direct participating and investment discretionary participation feature (’DPF’) contracts.
4    ‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
5    'Other financial assets' comprise mainly loans and advances to banks, cash and intercompany balances with other non-insurance legal entities.

Disclosure of sensitivity analysis to market risk

Sensitivity of the group's insurance manufacturing subsidiaries to market risk factors[3]
	2023			2022[1]
	Effect on profit after tax	Effect on CSM	Effect on total equity	Effect on profit after tax	Effect on CSM	Effect on total equity
	£m	£m	£m	£m	£m	£m
+100 basis point parallel shift in yield curves	1	5	(25)	4	29	(22)
– Insurance & Reinsurance Contracts	6	8	6	7	29	7
– Financial Instruments	(5)	(3)	(31)	(3)	—	(29)
–100 basis point parallel shift in yield curves	(8)	(59)	18	(13)	(109)	13
– Insurance & Reinsurance Contracts	(13)	(62)	(13)	(16)	(109)	(16)
– Financial Instruments	5	3	31	3	—	29
+100 basis point shift in credit spreads	(3)	(34)	(30)	(3)	(30)	(29)
– Insurance & Reinsurance Contracts	(2)	(34)	(2)	(2)	(30)	(2)
– Financial Instruments	(1)	—	(28)	(1)	—	(27)
–100 basis point shift in credit spreads	4	36	31	4	57	30
– Insurance & Reinsurance Contracts	3	36	3	3	57	3
– Financial Instruments	1	—	28	1	—	27
10% increase in growth assets[2]	32	65	32	26	78	26
– Insurance & Reinsurance Contracts	6	65	6	4	78	4
– Financial Instruments	26	—	26	22	—	22
10% decrease in growth assets[2]	(32)	(64)	(32)	(28)	(78)	(28)
– Insurance & Reinsurance Contracts	(6)	(64)	(6)	(5)	(78)	(5)
– Financial Instruments	(26)	—	(26)	(23)	—	(23)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2    'Growth assets' primarily comprise equity securities and investment properties and variability in growth asset fair value constitutes a market risk to group's insurance manufacturing subsidiaries.
3    Sensitivities presented for ‘Insurance & Reinsurance Contracts’ includes the impact of the sensitivity stress on underlying assets held to support insurance and reinsurance contracts; sensitivities presented for ‘Financial Instruments’ includes the impact of the sensitivity stress on other financial instruments, primarily shareholder assets.

Disclosure of expected maturity of insurance contract liabilities
The amounts of insurance contract liabilities that are payable on demand are set out by the product grouping below:

Amounts Payable on Demand
(Audited)
	2023		2022[1]
	Amounts Payable on Demand	Carrying Amount for these Contracts	Amounts Payable on Demand	Carrying Amount for these Contracts
	£m	£m	£m	£m
Life direct participating and investment DPF contracts	17,880	20,289	20,164	19,719
Life other contracts	—	306	51	285
At 31 Dec	17,880	20,595	20,215	20,004
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors

Sensitivity of group's insurance manufacturing subsidiaries to insurance underwriting risk factors
(Audited)
	At 31 Dec 2023
	Effect on CSM (gross)[2]	Effect on profit after tax (gross)[2]	Effect on profit after tax (net)[3]	Effect on total equity (gross)[2]	Effect on total equity (net)[3]
	£m	£m	£m	£m	£m
10% increase in mortality and/or morbidity rates	(61)	(11)	(5)	(11)	(5)
10% decrease in mortality and/or morbidity rates	67	4	4	4	4
10% increase in lapse rates	(60)	(8)	(8)	(8)	(8)
10% decrease in lapse rates	66	5	7	5	7
10% increase in expense rates	(28)	(4)	(3)	(4)	(3)
10% decrease in expense rates	28	2	3	2	3
	At 31 Dec 2022[1]
10% increase in mortality and/or morbidity rates	(67)	(5)	(4)	(5)	(4)
10% decrease in mortality and/or morbidity rates	72	1	3	1	3
10% increase in lapse rates	(53)	(5)	(5)	(5)	(5)
10% decrease in lapse rates	56	4	5	4	5
10% increase in expense rates	(26)	(2)	(2)	(2)	(2)
10% decrease in expense rates	26	1	1	1	1
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2    The ‘gross’ sensitivities impacts are provided before considering the impacts of reinsurance contracts held as risk mitigation.
3 The ‘net’ sensitivities impacts are provided before considering the impacts of reinsurance contracts held as risk mitigation.